Equity (Details)						1 Months Ended	12 Months Ended
		Feb. 28, 2023 USD ($)	Feb. 28, 2023 HKD ($)	Jun. 03, 2022 USD ($) $ / shares shares	Sep. 09, 2021	Jun. 17, 2022 USD ($) shares	Mar. 31, 2023 USD ($) $ / shares shares	Jan. 10, 2023 shares	Oct. 11, 2022 shares	Mar. 31, 2022 $ / shares shares		Aug. 01, 2019 shares
Equity (Details) [Line Items]
Ordinary shares authorized | shares							50,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares	[1]						$ 0.001			$ 0.001
Ordinary shares issued | shares						50,000	35,004,635 [1]			30,000,000	[1]	50,000,000
Ordinary shares, description					the sole shareholder of the Company surrendered 20,000,000 ordinary shares of US$0.001 par value each for no consideration. On September 9, 2021 the Company’s shareholders and Board of Directors approved to amend the authorized share capital from US$50,000, divided into 50,000,000 ordinary shares of a par value of US$0.001 per share, to US$150,000, divided into 150,000,000 ordinary shares of a par value of US$0.001 per share. The Company believes it is appropriate to reflect the such changes in share structure on a retroactive basis pursuant to ASC 260. The Company has retroactively restated all shares and per share data for all periods presented. As a result, the Company had 150,000,000 authorized shares, par value of US$0.001, of which 30,000,000 and 30,000,000 were issued and outstanding as of March 31, 2022 and 2021.
Service fee (in Dollars)						$ 200,000
Cancellation of ordinary shares | shares						50,000
Cash consideration (in Dollars)						$ 200,000
Ordinary shares outstanding | shares	[1]						35,004,635			30,000,000
Warrants per share (in Dollars per share) | $ / shares										$ 0.01
Ordinary shares equal percentage							6.00%
Exercise price percentage							120.00%
Exercisable years							3 years
Cash consideration (in Dollars)			$ 300,000
Exchange cash (in Dollars)		$ 300,000
Warrants in exchange for cash consideration (in Dollars)							$ 150,000
Cash paid (in Dollars)							$ 150,000
IPO [Member]
Equity (Details) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 5
Ordinary shares issued | shares				5,000,000
Incurred offering costs (in Dollars)				$ 2,507,160
Net proceeds (in Dollars)				$ 22,492,840
Ordinary Shares [Member]
Equity (Details) [Line Items]
Share-based compensation expenses (in Dollars)						$ 200,000
Aggregation of ordinary shares | shares								3,075	1,560

[1]	Retrospectively restated for effect of share reorganization (see Note 11).